INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 962,258	$ 876,683
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	248,711	238,758
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	257,759	264,038
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	147,493	0
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 308,295	$ 373,887